Accounts Receivable, net	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD

Accounts receivable	4,569,173	1,706,344
Less: allowance for credit loss	(346,191)	(62,776)
Accounts receivable, net	4,222,982	1,643,568

The movement of allowance for credit loss accounts are as follows:

	As of March 31,
	2025	2024
	USD	USD

Balance at beginning of the year	62,776	107,327
Addition (Reversal) during the year	283,415	(44,551)
Balance at end of the year	346,191	62,776

As of March 31, 2025 and 2024, all accounts receivable, net was secured for granting general banking and private facilities. No accounts receivable were past due for more than 90 days for both years.